Offerings	Sep. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Notes due 2029
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 397,648,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,879.91
Offering Note	Note 1.a - The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3 (No. 333-277150), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2033
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 395,484,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,548.60
Offering Note	See Offering Note 1.a